Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share
11. Net Loss per Share
The Company computes basic and diluted losses per share using a methodology that gives effect to the impact of outstanding participating securities (the
“two-class”
method). Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period and excludes any dilutive effects of share-based awards. Diluted net loss per share is computed giving effect to all potential dilutive common shares, including common stock issuable upon exercise of stock options, convertible preferred stock, and unvested restricted common stock. As the Company had net losses for the three and six months ended June 30, 2020 and 2019, there is no income allocation required under the two-class
method or dilution attributed to weighted average shares outstanding in the calculation of diluted loss per share.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive effect (in common stock equivalent shares):

	As of June 30,
	2020	2019
Options issued and outstanding	2,140,012	1,706,317
Unvested restricted stock	—	500
Unvested restricted stock units	661,778	24,960

Total	2,801,790	1,731,777

13. Net Loss per Share
As described in Note 2, the Company computes basic and diluted earnings (losses) per share using a methodology that gives effect to the impact of outstanding participating securities (the
“two-class”
method). Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period and excludes any dilutive effects of share-based awards. Diluted net loss per share is computed giving effect to all potential dilutive common shares, including common stock issuable upon exercise of stock options, convertible preferred stock, unvested restricted stock, and unvested restricted stock units. For periods in which the Company has reported net losses, diluted net loss per common share is the same as basic net loss per common share, since dilutive common shares are not assumed to have been issued if their affect is anti-dilutive.
The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive effect (in common stock equivalent shares):

	As of December 31,
	2019	2018
Options issued and outstanding	2,562,800	1,122,677
Unvested restricted stock	—	1,000
Unvested restricted stock units	828,935	24,960

Total	3,391,735	1,148,637